Transactions With Affiliates - Equipment Purchase and Sale Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Partners' capital adjustment	$ 345	$ 3,065	$ (314)
Purchases [Member]
Related Party Transaction [Line Items]
Partners' capital adjustment	5,902	16,696	1,839
Sales [Member]
Related Party Transaction [Line Items]
Partners' capital adjustment	47	367	66
Affiliated Entity [Member] | Purchases [Member]
Related Party Transaction [Line Items]
Consideration given for equipment	11,211	24,705	3,837
Net carrying value	5,309	8,009	1,998
Affiliated Entity [Member] | Sales [Member]
Related Party Transaction [Line Items]
Consideration received for equipment	85	760	382
Net carrying value	$ 38	$ 393	$ 316